Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Major Components of Income Tax Expense
The major components of income tax expense for the years ended December 31, 2019, 2018 and 2017 are:

	2019		2018		2017
Current tax expense:
Current year	Ps.	6,011	Ps.	4,763	Ps.	6,108

Deferred tax expense:
Origination and reversal of temporary differences		905		1,579		(1,859)
(Benefit) utilization of tax losses recognized		(1,268)		(1,082)		(65)

Total deferred tax income expense (benefit)		(363)		497		(1,924)

Total income tax expense in consolidated net income	Ps.	5,648	Ps.	5,260	Ps.	4,184

2019	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	5,123	Ps.	888	Ps.	6,011

Deferred tax expense:
Origination and reversal of temporary differences		(438)		1,343		905
(Benefit) utilization of tax losses recognized		(1,136)		(132)		(1,268)

Total deferred tax (benefit)		(1,574)		1,211		(363)

Total income tax expense in consolidated net income	Ps.	3,549	Ps.	2,099	Ps.	5,648

2018	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	3,545	Ps.	1,218	Ps.	4,763

Deferred tax expense:
Origination and reversal of temporary differences		(283)		1,862		1,579
(Benefit) utilization of tax losses recognized		(679)		(403)		(1,082)

Total deferred tax (benefit)		(962)		1,459		497

Total income tax expense in consolidated net income	Ps.	2,583	Ps.	2,677	Ps.	5,260

2017	Mexico		Foreign		Total
Current tax expense:
Current year	Ps.	3,874	Ps.	2,234	Ps.	6,108

Deferred tax expense:
Origination and reversal of temporary differences		(1,798)		(61)		(1,859)
(Benefit) utilization of tax losses recognized		179		(244)		(65)

Total deferred tax (benefit)		(1,619)		(305)		(1,924)

Total income tax expense in consolidated net income	Ps.	2,255	Ps.	1,929	Ps.	4,184

Schedule of Recognized in Consolidated Statement of Other Comprehensive Income

	2019		2018		2017
Income tax related to items charged or recognized directly in OCI during the year:
Unrealized (gain) loss on cash flow hedges	Ps.	(373)	Ps.	(208)	Ps.	(160)
Remeasurements of the net defined benefit liability		(192)		152		(61)

Total income tax recognized in OCI	Ps.	(565)	Ps.	(56)	Ps.	(221)

Schedule of Deferred Tax related to Other Comprehensive Income
Balance of income tax included in Accumulated Other Comprehensive Income (AOCI) as of:

	2019		2018		2017
Income tax related to items charged or recognized directly in OCI as of year-end:
Unrealized loss (gain) on derivative financial instruments	Ps.	(481)	Ps.	(128)	Ps.59

Comprehensive income to be reclassified to profit or loss in subsequent periods	(481)		(128)		59

Re-measurements of the net defined benefit liability	(240)		(56)		(199)

Balance of income tax in AOCI	Ps.	(721)	Ps.	(184)	Ps.	(140)

Schedule of Domestic Tax Rate
A reconciliation between income tax expense and income (loss) before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic statutory tax rate for the years ended December 31, 2019, 2018 and 2017 is as follows:

	2019	2018	2017
Mexican statutory income tax rate	30%	30%	30%
Income tax from prior years	(2.66)	(0.50)	3.16
(Loss) on monetary position for subsidiaries in hyperinflationary economies	(0.50)	(0.96)	4.26
Annual inflation tax adjustment	0.78	(0.32)	(3.65)
Non-deductible expenses	3.92	2.43	(5.54)
Non-taxable income	—	(0.78)	1.17
Income taxed at a rate other than the Mexican statutory rate	1.28	1.69	(2.54)
Effect of restatement of tax values	(1.47)	(3.38)	5.53
Effect of change in statutory rate	(0.52)	(0.38)	0.20
Income tax credits	(0.18)	(0.13)	9.68
Effect of Venezuela (Note 3.3)	—	—	(75.56)
Tax loss	(1.01)	1.04	(6.00)
Other	1.04	1.89	2.12

	30.68%	30.60%	(37.17)%

Schedule of Deferred Income Tax
An analysis of the temporary differences giving rise to deferred income tax liabilities (assets) is as follows:

	Consolidated Statement of Financial Position as of				Consolidated Income Statement
	2019		2018		2019		2018		2017
Allowance for doubtful accounts	Ps.	(60)	Ps.	(33)	Ps.	(18)	Ps.	76	Ps.	16
Inventories		(61)		(32)		(37)		(33)		(60)
Prepaid expenses		43		3		41		(19)		5
Property, plant and equipment, net		(863)		(1,051)		128		(392)		(1,783)
Rights of use assets		197		—		197		—		—
Other assets		20		38		24		74		(166)
Finite useful lived intangible assets		148		225		(78)		182		761
Indefinite lived intangible assets		1,039		1,081		114		31		743
Post-employment and other non-current employee benefits		(387)		(457)		65		(114)		(56)
Derivative financial instruments		(7)		3		(12)		(39)		(44)
Contingencies		(2,169)		(2,209)		(94)		1,146		(886)
Employee profit sharing payable		(201)		(184)		17		—		6
Tax loss carryforwards		(9,224)		(8,358)		(1,268)		(1,082)		(13)
Tax credits to recover (1)		(1,855)		(1,855)		(122)		(109)		(1,159)
Cumulative other comprehensive income		(721)		(184)		29		(54)		(224)
Liabilities of amortization of goodwill of business acquisition		7,663		7,299		860		1,125		(554)
Financial leasing		(190)		—		(190)		—		—
Other liabilities		(33)		132		(19)		(295)		1,490

Deferred tax (income)					Ps.	(363)	Ps.	497	Ps.	(1,924)

Deferred tax, asset	Ps.	(10,432)	Ps.	(8,438)
Deferred tax, liability		3,771		2,856

Deferred income taxes, net	Ps.	(6,661)	Ps.	(5,582)

(1)
Correspond to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with Related and
Non-Related
Parties.

Schedule of Changes in Net Deferred Income Tax Asset
The changes in the balance of the net deferred income tax asset are as follows:

	2019		2018		2017
Balance at beginning of the period	Ps.	(5,582)	Ps.	(6,298)	Ps.	(4,776)
Deferred tax provision for the period		(363)		497		(1,763)
Change in the statutory rate		(66)		63		—
Acquisition of subsidiaries, see Note 4		57		(413)		(563)
Venezuela effect		—		—		261
Effects in equity:
Unrealized (gain) on derivative financial instruments		(373)		(21)		(160)
Cumulative translation adjustment		(230)		31		221
Remeasurements of the net defined benefit liability		(192)		152		(61)
Inflation adjustment		88		20		543
Philippines disposal		—		387		—

Balance at end of the period	Ps.	(6,661)	Ps.	(5,582)	Ps.	(6,298)

Schedule of Tax Loss Carryforwards	The tax losses carryforwards for which deferred tax asset has been recorded and their corresponding years of expiration are as follows:

	Tax Loss Carryforwards amounts in Millions
2024	Ps.	1
2025		4,714
2026		4,655
2027		—
2028		2,188
2029 and thereafter		3,243
No expiration (Brazil)		14,070

	Ps.	28,871

Summary of Changes in Balance of Tax Loss Carryforwards
The changes in the balance of tax loss carryforwards are as follows:

	2019		2018		2017
Balance at beginning of the period	Ps.	25,879	Ps.	24,817	Ps.	24,791
Increase		6,029		3,398		3,334
Usage of tax losses		(1,854)		(352)		(2,723)
Effect of foreign currency exchange rates		(1,183)		(1,984)		(585)

Balance at end of the period	Ps.	28,871	Ps.	25,879	Ps.	24,817